Related party transactions and balances - Schedule of Short-term loans to related parties (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 443,698	$ 478,764
Shotl Transportation [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	365,804	394,725
Shotl Transportation [Member] | Routebox Technologies SL [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	77,894	84,039
Shotl Transportation [Member] | Camina Lab SL [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	299,653	323,338
Shotl Transportation [Member] | Marfina SL [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 66,151	$ 71,387